Business Combination - Reconciles the total consideration transferred (Details) - USD ($)	Dec. 31, 2025	Aug. 04, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination
Goodwill	$ 13,973,000		$ 8,317,000	$ 8,317,000
IC'Alps
Business Combination
Total consideration transferred		$ 13,893,000
Less: net identifiable assets acquired		(8,389,000)
Goodwill		$ 5,504,000